FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3
1.	Investment Company Act File Number: 811-08050
Date of Notification: December 23, 2011
2.	Exact name of investment company as specified in registration statement:
THE ASIA TIGERS FUND, INC.
3.	Address of principal executive office:
1735 Market Street, 32nd Floor
Philadelphia, PA 19103
4.	Check one of the following:
A.	☑ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ JEFFREY COTTON Jeffrey Cotton

TITLE:	Chief Compliance Officer and Vice President